Impact of Adoption of IFRS 16 - Impact on Segment Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 4,589	€ 4,529	[1]
Underlying operating profit	€ 5,054	€ 4,967	[1]
Operating margin (%)	17.60%	17.20%	[1]
Underlying operating margin (%)	19.30%	18.80%	[1]
Asia/AMET/RUB [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 2,339	€ 2,274	[1]
Underlying operating profit	€ 2,526	€ 2,345	[1]
Operating margin (%)	19.20%	19.40%	[1]
Underlying operating margin (%)	20.70%	20.00%	[1]
The Americas [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 1,270	€ 1,172	[1]
Underlying operating profit	€ 1,425	€ 1,349	[1]
Operating margin (%)	15.60%	14.50%	[1]
Underlying operating margin (%)	17.50%	16.70%	[1]
Europe [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 980	€ 1,083	[1]
Underlying operating profit	€ 1,103	€ 1,273	[1]
Operating margin (%)	16.90%	16.60%	[1]
Underlying operating margin (%)	19.10%	19.50%	[1]
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 4,474
Underlying operating profit		€ 4,912
Operating margin (%)		17.00%
Underlying operating margin (%)		18.60%
Previously stated [member] | Asia/AMET/RUB [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 2,248
Underlying operating profit		€ 2,317
Operating margin (%)		19.20%
Underlying operating margin (%)		19.70%
Previously stated [member] | The Americas [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 1,156
Underlying operating profit		€ 1,333
Operating margin (%)		14.30%
Underlying operating margin (%)		16.50%
Previously stated [member] | Europe [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 1,070
Underlying operating profit		€ 1,262
Operating margin (%)		16.40%
Underlying operating margin (%)		19.30%
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 55
Underlying operating profit		55
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member] | Asia/AMET/RUB [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		27
Underlying operating profit		27
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member] | The Americas [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		17
Underlying operating profit		17
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member] | Europe [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		11
Underlying operating profit		11
Beauty & Personal Care [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 2,322	2,056	[1]
Underlying operating profit	€ 2,469	€ 2,220	[1]
Operating margin (%)	21.70%	20.40%	[1]
Underlying operating margin (%)	23.00%	22.00%	[1]
Beauty & Personal Care [member] | Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 2,037
Underlying operating profit		€ 2,201
Operating margin (%)		20.20%
Underlying operating margin (%)		21.80%
Beauty & Personal Care [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 19
Underlying operating profit		19
Home Care [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 652	651	[1]
Underlying operating profit	€ 756	€ 646	[1]
Operating margin (%)	12.10%	12.90%	[1]
Underlying operating margin (%)	14.00%	12.80%	[1]
Home Care [member] | Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 638
Underlying operating profit		€ 633
Operating margin (%)		12.60%
Underlying operating margin (%)		12.50%
Home Care [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 13
Underlying operating profit		13
Foods & Refreshment [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 1,615	1,822	[1]
Underlying operating profit	€ 1,829	€ 2,101	[1]
Operating margin (%)	16.20%	16.20%	[1]
Underlying operating margin (%)	18.30%	18.70%	[1]
Foods & Refreshment [member] | Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 1,799
Underlying operating profit		€ 2,078
Operating margin (%)		16.00%
Underlying operating margin (%)		18.50%
Foods & Refreshment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 23
Underlying operating profit		€ 23

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.